UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2004
                                                 --------------
Check here if Amendment [   ]; Amendment Number:
                                                 --------------
     This Amendment (Check only one.):      [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
Address:     1829 REISTERSTOWN ROAD
             SUITE 420
             BALTIMORE, MARYLAND  21208

Form 13F File Number: 28-4120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        MARK D. LERNER
Title:       VICE PRESIDENT
Phone:       (410) 602-0195

Signature, Place, and Date of Signing:

      /S/ MARK D. LERNER              BALTIMORE, MARYLAND           08/16/04
      -----------------------         -------------------           --------
           [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0
                                           ------------------------------

Form 13F Information Table Entry Total:    92
                                           ------------------------------

Form 13F Information Table Value Total:    $1,176,179
                                           ------------------------------
                                                     (thousands)

We have separately submitted a request for the confidential treatment of certain securities of the Company in accordance with Rule 24b-2 of the Exchange Act.

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                 FORM 13F INFORMATION TABLE

   COLUMN 1            COLUMN 2     COLUMN 3   COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7             COLUMN 8
   --------            --------     --------   --------   ---------------------   --------    --------    -------------------------
                                                VALUE     SHRS OR   SH/    PUT/  INVESTMENT    OTHER           VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN    CALL  DISCRETION   MANAGERS    SOLE      SHARED     NONE
--------------      --------------    -----    --------   -------   ---    ----  ----------   --------    ----      ------     ----
aaiPharma, Inc.         Common     00252W104     6,761    1,247,508  SH             SOLE                    SOLE

Aether Systems, Inc.    Common     00808V105     4,500    1,308,214  SH             SOLE                    SOLE

Altria Group            Common     02209S103    32,332      646,000  SH             SOLE                    SOLE

Andrew Corp             Common     034425108    15,308      765,000  SH             SOLE                    SOLE

Apogent Technologies    Common     03760A101    28,800      900,000  SH             SOLE                    SOLE

Armstrong Holding       Common     042384107     2,704    2,033,325  SH             SOLE                    SOLE

Assurant Inc.           Common     04621X108     3,345      126,800  SH             SOLE                    SOLE

Bank One Corp           Common     06423A103    54,223    1,063,200  SH             SOLE                    SOLE

Bank One Corp           Common     06423A103    12,143      238,100  SH    CALL     SOLE                                       NONE

Bank of America         Common     060505104    65,867      778,381  SH             SOLE                    SOLE

BB&T Corp               Common     054937107     1,621       43,848  SH             SOLE                    SOLE

Caremark RX, Inc.       Common     141705103    89,515    2,717,516  SH             SOLE                    SOLE

Charter Comm.           Common     16117M107       640      163,350  SH             SOLE                    SOLE

Cima Labs               Common     171796105     2,698       80,000  SH    PUT      SOLE                                       NONE

Citigroup Inc.          Common     172967101     4,650      100,000  SH    CALL     SOLE                                       NONE

Comcast Corp CL A       Common     20030N101    13,376      477,192  SH             SOLE                    SOLE


                                                 FORM 13F INFORMATION TABLE

   COLUMN 1            COLUMN 2     COLUMN 3   COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7             COLUMN 8
   --------            --------     --------   --------   ---------------------   --------    --------    -------------------------
                                                VALUE     SHRS OR   SH/    PUT/  INVESTMENT    OTHER           VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN    CALL  DISCRETION   MANAGERS    SOLE      SHARED     NONE
--------------      --------------    -----    --------   -------   ---    ----  ----------   --------    ----      ------     ----
Comcast Co CL A  SpL    Common     20030N200    37,848    1,370,800  SH             SOLE                   SOLE

Comcast Corp CL A       Common     20030N101     2,761      100,000  SH    CALL     SOLE                                       NONE

Commercial Capital      Common     20162L105       569       32,767  SH             SOLE                    SOLE

Dime Bancorp Lit Wts    Common     25429Q110       178    1,615,000  SH             SOLE                    SOLE

DirecTV Group Inc.      Common     25459L106     7,388      432,071  SH             SOLE                    SOLE

Disney (Walt) Holdings  Common     254687106    58,882    2,310,000  SH             SOLE                    SOLE

Disney (Walt) Holdings  Common     254687106     5,098      200,000  SH    CALL     SOLE                                       NONE

EMC Corp                Common     268648102    13,787    1,209,400  SH             SOLE                    SOLE

Exide Tech              Common     302051206     1,022       50,000  SH             SOLE                    SOLE

First Data Corp         Common     319963104     2,502       56,200  SH             SOLE                    SOLE

First Sentinel Bancorp  Common     33640T103     1,452       70,768  SH             SOLE                    SOLE

Freddie Mac             Common     313400301    84,107    1,328,700  SH             SOLE                    SOLE

Freddie Mac             Common     313400301     3,165       50,000  SH    CALL     SOLE                                       NONE

Gartner Inc.            Common     366651107       357       27,000  SH             SOLE                    SOLE

Gartner Inc. CL B       Common     366651206       258       20,000  SH             SOLE                    SOLE

Gentek, Inc.            Common     37245X203    16,675      416,881  SH             SOLE                    SOLE



                                                 FORM 13F INFORMATION TABLE

   COLUMN 1            COLUMN 2     COLUMN 3   COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7             COLUMN 8
   --------            --------     --------   --------   ---------------------   --------    --------    -------------------------
                                                VALUE     SHRS OR   SH/    PUT/  INVESTMENT    OTHER           VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN    CALL  DISCRETION   MANAGERS    SOLE      SHARED     NONE
--------------      --------------    -----    --------   -------   ---    ----  ----------   --------    ----      ------     ----

Greenpoint Financial    Common     395384100     6,372      160,500  SH             SOLE                    SOLE

Grupo TMM S.A.          Common     40051D105     4,696    1,916,800  SH             SOLE                    SOLE

Hanmi Financial Corp.   Common     410495105     1,021       34,624  SH             SOLE                    SOLE

HSBC Holdings           Common     404280406    13,912      185,713  SH             SOLE                    SOLE

Independence Comm B     Common     453414104     6,010      165,113  SH             SOLE                    SOLE

Int'l Bancshares        Common     459044103       427       10,521  SH             SOLE                    SOLE

Intel Corp              Common     458140100     1,739       63,000  SH             SOLE                    SOLE

Intercept, Inc.         Common     45845L107     2,457      149,991  SH             SOLE                    SOLE

Intercept, Inc.         Common     45845L107     1,638      100,000  SH    CALL     SOLE                                       NONE

Intergraph Corp         Common     458683109    15,518      600,078  SH             SOLE                    SOLE

Jacuzzi Brands          Common     469865109     1,869      231,900  SH             SOLE                    SOLE

Juniper Networks        Common     48203R104    34,150    1,389,898  SH             SOLE                    SOLE

Kansas City Southern    Common     485170302    10,275      662,900  SH             SOLE                    SOLE

Kerr McGee Corp         Common     492386107     9,433      175,441  SH             SOLE                    SOLE

Liberty Media Corp      Common     530718105    11,581    1,288,216  SH             SOLE                    SOLE

Liberty Media Corp      Common     530718105       899      100,000  SH    CALL     SOLE                                       NONE


                                                 FORM 13F INFORMATION TABLE

   COLUMN 1            COLUMN 2     COLUMN 3   COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7             COLUMN 8
   --------            --------     --------   --------   ---------------------   --------    --------    -------------------------
                                                VALUE     SHRS OR   SH/    PUT/  INVESTMENT    OTHER           VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN    CALL  DISCRETION   MANAGERS    SOLE      SHARED     NONE
--------------      --------------    -----    --------   -------   ---    ----  ----------   --------    ----      ------     ----

Lbty Media Intl Ser A   Common     530719103     2,390       64,410  SH             SOLE                    SOLE

Leucadia National Corp  Common     527288104     4,389       88,300  SH             SOLE                    SOLE

Limited Brands          Common     532716107     6,012      321,480  SH             SOLE                    SOLE

Lone Star Tech          Common     542312103     2,877      104,400  SH             SOLE                    SOLE

Manulife Fin. Corp.     Common     56501R106    25,884      638,778  SH             SOLE                    SOLE

MCI Inc.                Common     552691107    78,797    5,460,672  SH             SOLE                    SOLE

Midway Games            Common     598148104     1,152      100,000  SH             SOLE                    SOLE

Monolithic Systems      Common     609842109     1,700      225,820  SH             SOLE                    SOLE

Monolithic Systems      Common     609842109       151       20,000  SH    CALL     SOLE                                       NONE

Monolithic Systems      Common     609842109     1,092      145,000  SH    CALL     SOLE                                       NONE

Nextwave Telecom        Common     65332M103    25,780    4,296,700  SH             SOLE                    SOLE

Oxford Health           Common     691471106    19,501      354,300  SH             SOLE                    SOLE

Per Se Technologies     Common     713569309     5,903      405,956  SH             SOLE                    SOLE

Pfizer, Inc.            Common     717081103    12,193      355,700  SH             SOLE                    SOLE

Quanta Capital Holding  Common     74763S100    10,740    1,000,000  SH             SOLE                    SOLE



                                                 FORM 13F INFORMATION TABLE

   COLUMN 1            COLUMN 2     COLUMN 3   COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7             COLUMN 8
   --------            --------     --------   --------   ---------------------   --------    --------    -------------------------
                                                VALUE     SHRS OR   SH/    PUT/  INVESTMENT    OTHER           VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN    CALL  DISCRETION   MANAGERS    SOLE      SHARED     NONE
--------------      --------------    -----    --------   -------   ---    ----  ----------   --------    ----      ------     ----

Rite Aid Corp           Common     767754104     1,201      230,000  SH             SOLE                    SOLE

RJ Reynolds             Common     76182K105     6,759      100,000  SH             SOLE                    SOLE

Riggs Natl Corp         Common     766570105     1,618       76,600  SH             SOLE                    SOLE

Rotech Healthcare, Inc. Common     778669101     6,519      266,079  SH             SOLE                    SOLE

Scansoft Inc.           Common     80603P107     1,050      212,111  SH             SOLE                    SOLE

SCO Group Inc.          Common     78403A106     2,231      381,442  SH             SOLE                    SOLE

Seacoast Financial      Common     81170Q106     7,611      219,974  SH             SOLE                    SOLE

Second Bancorp Inc.     Common     813114105     1,380       44,100  SH             SOLE                    SOLE

Sequenom Inc.           Common     817337108       138       94,300  SH             SOLE                    SOLE

Sports Authority        Common     84917U109     1,233       34,336  SH             SOLE                    SOLE

St. Paul Travelers Cos. Common     792860108     8,069      199,031  SH             SOLE                    SOLE

Stelmar Shipping Ltd    Common     V8726M103       494       14,900  SH             SOLE                    SOLE

Thomas Inds Inc.        Common     884425109       830       25,000  SH             SOLE                    SOLE

Time Warner Inc.        Common     887317105    24,276    1,380,900  SH             SOLE                    SOLE

Triarc Companies Inc.   Common     895927309       254       25,000  SH             SOLE                    SOLE



                                                 FORM 13F INFORMATION TABLE

   COLUMN 1            COLUMN 2     COLUMN 3   COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7             COLUMN 8
   --------            --------     --------   --------   ---------------------   --------    --------    -------------------------
                                                VALUE     SHRS OR   SH/    PUT/  INVESTMENT    OTHER           VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN    CALL  DISCRETION   MANAGERS    SOLE      SHARED     NONE
--------------      --------------    -----    --------   -------   ---    ----  ----------   --------    ----      ------     ----

TRW Inc.                Common     87264S106     2,916      154,700  SH             SOLE                    SOLE

Tularik Inc.            Common     899165104    22,923      924,315  SH             SOLE                    SOLE

TXU Corp                Common     873168108     8,912      220,000  SH             SOLE                    SOLE

Tyco International      Common     902124106   108,315    3,268,400  SH             SOLE                    SOLE

Tyco International      Common     902124106     3,314      100,000  SH    CALL     SOLE                                       NONE

UnitedGlobalCom Inc.    Common     913247508     8,873    1,222,212  SH             SOLE                    SOLE

USG Corp                Common     903293405     2,637      150,000  SH    CALL     SOLE                                       NONE

USG Corp                Common     903293405     7,375      419,500  SH    CALL     SOLE                                       NONE

Vail Resorts            Common     91879Q109    10,281      536,600  SH             SOLE                    SOLE

Viacom Inc. Clb         Common     925524308    12,145      340,000  SH             SOLE                    SOLE

Viacom Inc. Clb         Common     925524308     3,572      100,000  SH    CALL     SOLE                                       NONE

VIAD Corp               Common     92552R109     9,327      345,300  SH             SOLE                    SOLE

Virologic, Inc.         Common     92823R201       560      228,408  SH             SOLE                    SOLE

Warnaco Group           Common     934390402    16,276      765,188  SH             SOLE                    SOLE

